Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

In connection with the Securities Purchase Agreement executed on January 23, 2026, Creto IRRX PIPE Investment, LLC (“Creto”) invested $2,550,000 to purchase 25,500 shares of the Company’s Series A Convertible Preferred Stock. On February 6, 2026, Creto invested a further $2,750,000 to purchase 27,500 shares of the Company’s Series A Convertible Preferred Stock. On March 23, 2026, Creto invested an additional $450,000 to purchase 4,500 shares of the Company’s Series A Convertible Preferred Stock.

On February 11, 2026, the Company satisfied $550,000 of payables to Stifel via payment in cash. This represents a partial payment and reduces the outstanding advisory fee to $1,200,000.

On March 3, 2026, the IRS sent a Notice of Appointment to the Company by mail to the corporate office to review Company’s outstanding tax liabilities and seek payment for taxes due. The taxes relate to corporate income tax for the period ending December 31, 2024, and for excise taxes associated with share redemptions from the return filed September 30, 2024. The Company has previously been unable to make payment on these tax liabilities due to cash constraints in 2025 but anticipated satisfying the tax liabilities after a successful capital raise.

The IRS believes the Company has unpaid corporate income taxes, and associated penalties and interest, of $342,651. The Company has previously accrued this tax liability, along with the estimated penalties and interest, on the Consolidated Balance Sheets for the period ending December 31, 2025. The Company will be meeting with the IRS during Q2 2026.

The IRS believes the Company has unpaid excise taxes, and associated penalties and interest, of $1,911,624. The Company has previously accrued this tax liability, and estimated penalties and interest, and is reflected on the Consolidated Balance Sheets for the period ending December 31, 2025. Further, the Company is reviewing the tax associated with the excise tax for redemptions of corporate stock. The excise tax was incurred while the Company was organized as a SPAC. As part of the review, the Company is engaging our tax advisors to review and likely file an amended return for the period ending September 30, 2024 to address recent Treasury and IRS final regulations pertaining to possible limited relief from stock repurchase excise taxes.

On March 9, 2026, the Company satisfied $1,455,589 of payables to B H, Inc. The Company made a cash payment of $750,000 and issued 7,056 shares of the Company’s Series A Convertible Preferred Stock in full satisfaction and discharge of the $1,455,589 owed to B H, Inc.